CONTEXT ALTERNATIVE STRATEGIES FUND (the “Fund”)

Supplement dated March 24, 2015 to the Prospectus dated January 29, 2014, as supplemented on March 13, 2014 and June 16, 2014.

1.
The subsection entitled “Manager-of-Managers Order” under the section entitled “Additional Information Regarding Principal Investment Strategies” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Manager-of-Managers Structure

The Fund’s Board has approved a “manager of managers” structure that permits the Adviser to appoint and replace subadvisers and enter into, materially amend and terminate sub-advisory agreements with other investment managers with respect to the Fund, subject to Board approval but without shareholder approval (the “Manager of Managers Structure”).

The ability to implement the Manager of Managers Structure with respect to the Fund is pursuant to an exemptive order from the SEC (“Exemptive Relief”). Pursuant to the Exemptive Relief, the Fund is required to notify shareholders of the retention of a new subadviser within 90 days of the hiring of the new subadviser. In the future, the Adviser may propose to appoint or replace one or more subadvisers subject to Board approval and applicable shareholder notice requirements.

The Manager of Managers Structure enables the Fund to operate with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of such subadvisory agreements. Under the Manager of Managers Structure, the Adviser maintains the ultimate responsibility, subject to the oversight of the Board, to recommend the hiring and replacement of subadvisers. The Manager of Managers Structure provides the Adviser with the discretion to terminate any subadviser and allocate and reallocate the Fund’s assets for management among the subadvisers and itself. The Manager of Managers Structure does not permit investment management fees paid by the Fund to be increased without shareholder approval or change Adviser’s responsibilities to the Fund including the Adviser’s responsibility for all advisory services furnished by a subadviser.

The Adviser and Subadvisers determine whether to buy or sell an investment for the Fund’s portfolio by applying the following strategies:

The subsequent subsections beginning with “Long/Short Equity Investing, Market Neutral Equity Investment” on page 12 of the Prospectus, as amended, remain unchanged.

2.	The subadvisory agreement with Highland Capital Management, L.P. recently terminated. In connection with that termination, the Prospectus is supplemented as described below.

The subsection entitled “Subadvisers” under the section entitled “Management” on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Subadvisers. Armory Funds, LLC, Del Mar Asset Management, LP, ESM Management LLC, First Principles Capital Management, LLC, Kellner Private Fund Management, LP, Phineus Partners L.P. and Weatherbie Capital, LLC are the Subadvisers to the Fund.

The subsection entitled “Investment Adviser and Subadvisers” in the section entitled “Management” beginning on page 24 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Investment Adviser and Subadvisers

The Fund’s adviser is Context Capital Advisers, LLC, 401 City Avenue Suite 815, Bala Cynwyd, PA 19004. The Adviser was formed in 2014 for the purpose of advising the Fund. The Adviser is newly created therefore there are no assets to report as of the date of this Prospectus.

The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940. The Trust, on behalf of the Fund, has claimed an exclusion from regulation with the Commodity Futures Trading Commission (“CFTC”) as a commodity pool operator under the Commodity Exchange Act and the Adviser is exempt from registration as a commodity trading adviser under CFTC Regulation 4.14(a)(8).

The Adviser receives an advisory fee at an annual rate equal to 1.95% of the Fund’s average annual daily net assets and pays any subadvisory fees out of the fees it receives pursuant to the Investment Advisory Agreement. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) to 1.95% through April 30, 2015 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board.

A discussion summarizing the basis on which the Board approved the Advisory Agreement and the Subadvisory Agreements with the Adviser and the Subadvisers will be available in the Fund’s semi-annual report for the period ending June 30, 2014.

Subadviser	Investment Strategy
Armory Funds, LLC 1230 Rosecrans Avenue, Suite 660 Manhattan Beach, CA 90266	Distressed and Credit Opportunities
Del Mar Asset Management, LP 711 Fifth Avenue, 5th Floor New York, NY 10022	Long and Short Futures
ESM Management, LLC 275 Grove Street #2-400 Newton, MA 02466	Mortgage- and Asset Backed Securities
First Principles Capital Management, LLC 140 Broadway, 21st Floor New York, NY 10005	Global Macro
Kellner Private Fund Management, LP 900 Third Avenue, Suite 1000 New York, NY 10022	Merger Arbitrage
Phineus Partners, LP 251 Post Street, Suite 500 San Francisco, CA 94108	Global Long-Short Equity
Weatherbie Capital, LLC 265 Franklin Street Boston, MA 02110	Market Neutral

Armory Funds, LLC was founded in 2008 and provides investment advisory services for pension plans, financial institutions, fund of funds, high net worth individuals, family offices, and mutual fund investors through its Armory Credit Opportunity Fund, LP or separately managed accounts.

Del Mar Asset Management, LP was founded in 2007 and provides investment advisory services to institutional and high net worth clients.

ESM Management LLC was founded in 2009 and provides investment advisory services to high net worth individuals, family offices, and pension funds. It has managed over $100MM in each of the last four years, has executed well over 500 trades in non-agency RMBS, and has analyzed thousands of separate securitizations.

First Principles Capital Management, LLC was founded in 2003 and provides advisory services for commercial and community banks, insurance companies, pension funds, endowments and foundations, industrial corporations, family offices, individuals and trusts.

Kellner Private Fund Management, LP was founded in 1981 and provides investment advisory services for family offices, institutions, and mutual fund investors.

Phineus Partners, LP was founded in 2002 and provides investment advice and portfolio management services to pooled investment vehicles and separately managed accounts.

Weatherbie Capital, LLC was founded in 1995 and provides investment management with a concentration on quality growth stock investing, utilizing bottom-up, fundamental research to institutional and high net worth clients.
* * *
For more information, please contact a Fund customer service representative toll free at 855-612-2257.

PLEASE RETAIN FOR FUTURE REFERENCE.

CONTEXT ALTERNATIVE STRATEGIES FUND (the “Fund”)

Supplement dated March 24, 2015 to the Statement of Additional Information (“SAI”) dated January 29, 2014, as supplemented on August 29, 2014.

The subadvisory agreement with Highland Capital Management, L.P. recently terminated. In connection with that termination, the SAI is supplemented as described below.

1.	The definition of “Subadviser” on page 1 of the SAI in the section entitled “Key Defined Terms” is hereby deleted in its entirety and replaced with the following:

“Subsadviser” means each of Armory Funds, LLC, Del Mar Asset Management, LP, ESM Management, LLC, First Principles Capital Management, LLC, Kellner Private Fund Management, LP, Phineus Partners LP, and Weatherbie Capital, LLC, the Fund’s subadvisers.

2.
The sub-section entitled “F. Investment Adviser” in the section entitled "Board of Trustees, Management and Service Providers" is hereby supplemented by deleting the tables under “Ownership of Adviser and Subadvisers.” on page 32 of the SAI in their entirety and replacing them with the following:

Adviser	Controlling Persons/Entities
Context Capital Advisers, LLC	Context Asset Management, LP

Subadvisers	Controlling Persons/Entities
Armory Funds, LLC	Nicholas W. Tell, Fulcrum Strategy Partners, LLC and Eben P. Perison
Del Mar Asset Management	David W. Freelove, Jerald R. F. Tracy, Del Mar Management, LLC, Morris W. MacLeod, Matthew N. Rothfleisch, Peter D. Smith, Peter A. Wisniewski
ESM Management LLC	Eric S. Meyer and William R. Van de Water
First Principles Capital Management, LLC	Douglas A. Dachille, Richard F. Dolan, Stephen R. Miller, James H. Vanepps, Hong Chen, Mark F. Lieberman, Robert R. Lewis, Michael J. Baek, Mark G. Alexandridis, David C. Ho and S. Prasad Kadiyala
Kellner Management, LLC	George A. Kellner, Glen M. Friedman and Kellner Capital, LLC
Phineus Partners, L.P.	Jason, LLC, Michael D. Grant and Martino L. Borelli
Weatherbie Capital, LLC	Matthew A. Weatherbie and Weatherbie Holding, Inc.
* * *
For more information, please contact a Fund customer service representative toll free at 855-612-2257.

PLEASE RETAIN FOR FUTURE REFERENCE.